Property and Equipment, Net (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Depreciation expense, Total	$ 93	$ 395	$ 744
Cost of revenues [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense, Total	46	104	266
Sales and marketing expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense, Total	1	3	25
General and administrative expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense, Total	53	47	63
Research and development expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense, Total	$ 75	$ 110	$ 158